Schedule for Fixed Income Securities Based on Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized cost
Due in one year or less	$ 319,944
Due after one year through five years	1,257,931
Due after five years through ten years	1,613,303
Due after ten years	819,246
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	4,010,424
MBS	12,683
Total	4,023,107	$ 4,375,110
Fair value
Due in one year or less	322,640
Due after one year through five years	1,320,313
Due after five years through ten years	1,733,809
Due after ten years	1,043,743
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Total	4,420,505
MBS	13,857
Total	$ 4,434,362	$ 4,530,344